Income Taxes	6 Months Ended
Jun. 30, 2011
Income Taxes [Abstract]
Income Taxes
Note 7 - Income Taxes

The components of the income tax provision for the three and six months ended June 30, 2011 and 2010 are as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2011	2010	2011	2010
Current:
Federal	$-	$-	$-	$-
State	4,861	4,878	11,237	10,276
Total current	4,861	4,878	11,237	10,276

Deferred:
Federal	-	-	-	-
State	-	-	-	-
Total deferred	-	-	-	-

Total income tax provision	$4,861	$4,878	$11,237	$10,276

The following table sets forth a reconciliation of the statutory federal income tax for the three and six months ended June 30, 2011 and 2010:

	Three Months ended June 30,		Six Months ended June 30,
	2011	2010	2011	2010
Income tax expense (benefit) computed at statutory rate	$(786)	$(44,095)	$7,060	$(269,285)
Share-based compensation	-	3,740	43,350	291,975
Meals and entertainment	1,837	7,895	5,092	9,572
Other	-	210	-	227
Change in valuation allowance	(1,051)	32,250	(55,502)	(32,489)
Texas Margin Tax	4,861	4,878	11,237	10,276
	$4,861	$4,878	$11,237	$10,276

The tax effects of the temporary differences between financial statement income and taxable income are recognized as a deferred tax asset and liabilities. Significant components of the deferred tax asset and liability as of June 30, 2011 and December 31, 2010 are set out below:

	June 30, 2011	December 31, 2010
Deferred Tax Assets:
Net operating loss carryforward	$403,337	$478,916
Book depreciation in excess of tax	12,915	25,830
Other	2,465	4,832
Total deferred tax assets	418,717	509,578

Deferred Tax Liabilities:
Unrealized gains on trading securities	-	-
Total deferred tax liabilities	-	-

Valuation allowance	(418,717)	(509,578)
Net deferred tax asset	$-	$-

Delta has loss carryforwards totaling $1,245,334 available at June 30, 2011 that may be offset against future taxable income.  If not used, the carryforwards will expire as follows:

Operating Losses
Amount	Expires
$1,186,286	2029
59,048	2030
$1,245,334